Provisions - Components of and Changes in Provisions (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018
Disclosure of other provisions [line items]
Beginning balance		¥ 569,508
Provision		284,350
Write-offs		(273,019)
Reversal		(36,000)
Exchange differences on translating foreign operations		(19,225)
Ending balance		525,614		¥ 569,508
Product warranties [member]
Disclosure of other provisions [line items]
Beginning balance	[1]	458,482
Provision		212,275	[1]	247,194	¥ 219,575
Write-offs	[1]	(250,522)
Reversal	[1]	(26,843)
Exchange differences on translating foreign operations	[1]	(12,703)
Ending balance	[1]	380,689		458,482
Other [member]
Disclosure of other provisions [line items]
Beginning balance		111,026
Provision		72,075
Write-offs		(22,497)
Reversal		(9,157)
Exchange differences on translating foreign operations		(6,522)
Ending balance		¥ 144,925		¥ 111,026

[1]	Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls. Honda recognizes general estimated warranty costs at the time products are sold to customers. Honda also recognizes specific estimated warranty program costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. These provisions are estimated based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Provision for product warranties are utilized for expenditures based on the demand from customers and dealers.